13. Commitment and Contingencies (Sept. 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Rental expenses	$ 35,862	$ 34,818	$ 71,022	$ 69,825	$ 140,144	$ 140,407